Income Taxes (Details) - Schedule of Provision for Income Taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current:
Federal
State
Deferred:
Federal	7	7
State
Provision for income taxes	$ 7	$ 7